SUBSEQUENT EVENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Mar. 27, 2024	Mar. 11, 2024	Jan. 03, 2024	Jan. 02, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Cash and Cash Equivalents, at Carrying Value						$ 200,059	$ 687,471
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate shares				9,000,000.0
Aggregate of additional shares				1,000,000.0
Earnout shares	500,000
Earnings before interest taxes depreciation and amortization	$ 25,268,000
Cash and Cash Equivalents, at Carrying Value				$ 5,000,000
Common stock, shares issued					575,000
Aggregate amount			$ 135,000
Principal amount		$ 600,000
Subsequent Event [Member] | Net Debt [Member]
Subsequent Event [Line Items]
Debt, Current				37,300,000
Subsequent Event [Member] | Net Debt Lower [Member]
Subsequent Event [Line Items]
Debt, Current				37,300,000
New plant construction				45,000,000
Subsequent Event [Member] | Net Debt Higher [Member]
Subsequent Event [Line Items]
Debt, Current				$ 37,300,000